Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 52,038	$ 49,374	$ 56,590
Accounts receivable	1,674,351		314,090
Prepaid and other current assets	8,835	49,198	251,665
Total current assets	1,735,224	98,572	622,345
Other non-current assets	49,711
Land	1,387,065	203,419	203,419
Land held for sale			647,399
Buildings, net	1,841,991	863,745	915,884
Furniture and equipment, net	8,269	1,877	2,682
Construction in process			852,020
Note receivable and accrued interest related party			103,234
Equity-method investment			2,511,830
Total assets	5,022,260	1,167,613	5,858,813
Current liabilities
Accounts payable and accrued liabilities	1,427,736	675,202	802,200
Accounts payable and accrued liabilities related parties	343,728	189,266	636,168
Deferred revenue	9,558,366
Accrued interest	639,414	352,884	178,563
Accrued interest related party	205,033	132,841	39,602
Contract liability	93,382	85,407	126,663
Deposits	20,500	20,500	20,000
Derivative liability	626,792	531,527
Convertible notes, net of debt discounts	583,678	558,657
Convertible note RCVD acquisition and accrued interest	8,900,000
Promissory notes, net of debt discounts	1,889,762	1,885,616	102,762
Promissory notes, net discounts	1,599,824	1,286,695
Other loans	6,579,842
Total current liabilities	32,468,056	5,718,595	2,740,942
Promissory notes, net of current portion			1,735,538
Total liabilities	32,468,056	5,718,595	4,476,480
Commitments and Contingencies (Note 10)
Preferred Stock Series B (Temporary Equity)	603,500	293,500	293,500
Total Temporary Equity	603,500	293,500	293,500
Stockholders’ Equity (Deficit)
Common stock; $0.001 par value; 150,000,000 shares authorized; 43,499,423 and 31,849,327 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively.	64,944	43,500	31,850
Additional paid-in capital	36,281	20,233,446	15,760,772
Treasury stock (3,000,000 shares as of June 30, 2023)	(300,000)
Accumulated deficit	(27,850,553)	(25,121,457)	(14,703,818)
Total stockholders’ equity (deficit)	(28,049,295)	(4,844,482)	1,088,833
Total liabilities and stockholders’ equity (deficit)	5,022,260	1,167,613	5,858,813
Nonrelated Party [Member]
Current liabilities
Promissory notes, net of debt discounts		1,885,616	102,762
Related Party [Member]
Current liabilities
Promissory notes, net discounts		1,286,695	834,984
Series B Preferred Stock [Member]
Current liabilities
Preferred Stock Series B (Temporary Equity)	293,500	293,500
Total Temporary Equity	293,500	293,500
Stockholders’ Equity (Deficit)
Preferred stock value	1	1	1
Series C Preferred Stock [Member]
Current liabilities
Preferred Stock Series B (Temporary Equity)	310,000
Total Temporary Equity	310,000
Stockholders’ Equity (Deficit)
Preferred stock value	3
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock value	$ 28	$ 28	$ 28